COMPANY BACKGROUND (Details) $ / shares in Units, $ in Thousands				3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 27, 2020 aircraft	Jun. 26, 2020 aircraft	Dec. 13, 2019 USD ($) item $ / shares shares	Jun. 30, 2021 $ / shares shares	Jun. 30, 2020 item	Jun. 30, 2021 aircraft $ / shares shares	Jun. 30, 2020 aircraft shares	Dec. 31, 2020 USD ($) aircraft $ / shares shares	Dec. 31, 2019 $ / shares shares	Jan. 31, 2020 $ / shares shares	Jan. 30, 2020 $ / shares	Apr. 11, 2018 $ / shares
Outstanding shares									40,005,885
Additions | aircraft						8	16	21
Warrants issued									9,482,606
Exercise price (in dollars per share) | $ / shares									$ 0.0005		$ 0.0005
Common stock-par value (in dollars per share) | $ / shares				$ 0.01		$ 0.01		$ 0.01	$ 0			$ 0
Apollo
Outstanding shares										40,005,885
Exercise price (in dollars per share) | $ / shares												$ 0.0005
Common stock-par value (in dollars per share) | $ / shares										$ 0.01
Amazon Agreement
Term of agreement			6 years		2 years
Number of extension option | item			2		2
Term of agreement			2 years		180 days
Threshold term of agreement			10 years
Additions | aircraft	2
Number of aircrafts operated | aircraft	12	10
Warrants issued			9,482,606						9,482,606
Exercise price (in dollars per share) | $ / shares			$ 15.17						$ 15.17
Percentage of common stock issued									15.00%
Value of warrants (in dollars per share) | $ / shares									$ 7.38
Warrants vested			632,183	189,652		379,304	0		632,183
Number of warrants that vest on achievement of each milestone			63,217					63,217
Milestone achievement for warrants to vest | $			$ 8,000					$ 8,000
Cumulative warrants vested				1,264,356		1,264,356		252,869
Amazon Agreement | Cargo
Additions | aircraft								12
MN Airlines, LLC
Equity acquired (as a percent)												100.00%